Document and Entity Information	May 04, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2023
Entity Registrant Name	VMG Consumer Acquisition Corp.
Entity Central Index Key	0001875943
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-41057
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3288218
Entity Address, Address Line One	39 Mesa Street
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94129
City Area Code	415
Local Phone Number	632-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	VMGAU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	VMGA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	VMGAW
Security Exchange Name	NASDAQ